Income tax benefit/(expense) - Summary of Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Current tax
Current tax	$ 0	$ 0	$ 0
Total current tax (benefit)/expense	0	0	0
Deferred tax
(Increase)/decrease in deferred tax assets	38	(8,317)	(1,158)
(Decrease)/increase in deferred tax liabilities	(250)	8,078	339
Total deferred tax (benefit)/expense	(212)	(239)	(819)
Income tax benefit attributable to loss before income tax	$ (212)	$ (239)	$ (819)